Related Party Transactions (Details) - USD ($)						1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 07, 2022	Apr. 01, 2022	Jan. 31, 2022	Jan. 06, 2021	Sep. 24, 2020	Jan. 31, 2022	Jan. 21, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 11, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Sponsor transferred an aggregate (in Shares)				75,000
Share subject to forfeiture (in Shares)										562,500		562,500
Aggregate founder shares (in Shares)								635,625		635,625		635,625
Fair value amount								$ 4,411,238		$ 4,411,238		$ 4,411,238
Fair value per shares (in Dollars per share)								$ 6.94		$ 6.94		$ 6.94
Offering costs amount								$ 4,411,238		$ 4,411,238		$ 4,411,238
Transaction cost								158,805		158,805		158,805
Warrant liabilities amount								4,252,433		4,252,433		4,252,433
Borrowings outstanding														$ 83,905
Working capital loan		$ 112,500	$ 350,000			$ 350,000	$ 1,500,000	360,000	$ 250,000	360,000		$ 1,500,000
Warrant price (in Dollars per share)												$ 1
Consulting services			350,000				1					$ 1
Total working capital loan								1,072,500		1,072,500
Fair value of issuance			264,900			264,900
Fair value of convertible note on issuance date						85,100				362,066
Initial fair value note		83,396							184,807	177,331
Contribution of fair value note		29,104							$ 65,193	182,669
Fair value note										528,300
Change in fair value of convertible note								$ 175,732		182,135
Amount held in trust account	$ 104,093,013
Extension funds										$ 1,030,035
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Share subject to forfeiture (in Shares)				75,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Expenses related to initial public offering					$ 300,000
Borrowings outstanding													$ 88,905	$ 88,905
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Founder share (in Shares)					4,312,500
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Working capital loan		$ 112,500	$ 350,000			$ 350,000
Working capital loan amount							$ 1,500,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid					$ 25,000
Issued and outstanding shares percentage										20.00%		20.00%
Sponsors [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, description										The Sponsor and its director nominees have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Sponsor and its director nominees have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Extension Funds [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Extension funds, description	On July 7, 2022, the Company issued an unsecured promissory note to the Sponsor for up to an aggregate principal amount of $2,060,070 to be deposited into the Trust Account in connection with the Extension.
Amount held in trust account	$ 343,345